Commitments and Contingencies, textuals 2 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Operating Leases Future Minimum Payments Receivable [Abstract]
Minimum Future Revenues Year One	$ 47,733
Minimum Future Revenues Year Two	27,264
Minimum Future Revenues Year Three	$ 8,284